SHARE CAPITAL AND SHARE PREMIUM (Details Narrative) - $ / shares	Sep. 30, 2024	Jul. 26, 2024	Jul. 15, 2024	Mar. 31, 2024		Mar. 31, 2022
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share		$ 0.00005
Number of shares issued			6,869,960
Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	410			410
Par value per share	$ 0.00005			$ 0.00005
Diginex Solutions (HK) Limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	19,907			11,626	[1]	314
Number of shares recapitalization						257,480

[1]	Legally became a subsidiary of the Company on 15 July 2024.